Contract Liabilties	12 Months Ended
Sep. 30, 2025
Contract with Customer, Liability [Abstract]
CONTRACT LIABILTIES
15.	CONTRACT LIABILTIES

Contract liabilities were $7,499,799 and $4,350,421 as of September 30, 2025 and 2024, respectively. Contract liabilities are interest free and generated in the normal course of business.

The Company shipped the products based on customers’ instructions which could occur months after the advance payments have been received.